UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Knowlton Brothers, Inc.
Address: 530 Fifth Avenue
         New York, New York 10036

13F File Number: 28-5340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Winthrop Knowlton
Title: Chairman
Phone: (212) 764-3602

Signature,                           Place,                 and Date of Signing:

/s/ Winthrop Knowlton                New York, New York     January 23, 2004
-----------------------------------  ------------------     --------------------

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
____________________                ____________________

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  $125,699
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-5342                    Knowlton, Christopher
2        28-5344                    Knowlton, Winthrop
3        28-2649                    Lee, Dwight E.

FORM 13F INFORMATION TABLE

                           TITLE OF                   VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------    --------      ---------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
Alloy Online                 COM          19855105      4233    812500                  X        1, 2                 X
Amgen                        COM         00130H105       965     15624                  X        1, 2
Amgen                        COM         00130H105       490      7935                  X        1, 2, 3              X
AMN Healthcare Services      COM         001744101      4741    276310                  X        1, 2                 X
American Healthways          COM         02649V104      7830    328040                  X        1, 2                 X
American Healthways          COM         02649V104      1303     54600                  X        1, 2, 3              X
Biogen                       COM          90597105       346      9430                  X        1, 2                 X
Biolase Technology           COM          90911108      7286    438915                  X        1, 2                 X
Biosite Diagnostic           COM          90945106       371     12800                  X        1, 2, 3              X
Celgene                      COM         151020104      1217     27120                  X        1, 2                 X
Celgene                      COM         151020104       646     14400                  X        1, 2, 3              X
Cell Genesys                 COM         150921104       391     30600                  X        1, 2                 X
Cephalon                     COM         156708109       300      6200                  X        1, 2                 X
Cephalon                     COM         156708109       232      4800                  X        1, 2, 3              X
Charles River Labs           COM         159864107       288      8400                  X        1, 2                 X
Charles River Labs           COM         159864107       433     12600                  X        1, 2, 3              X
Cognex Corp.                 COM         192422103      3081    108901                  X        1, 2                 X
Cognex Corp.                 COM         192422103       377     13000                  X        1, 2, 3              X
Cytyc Corp.                  COM         232946103      2262    163470                  X        1, 2                 X
Durect Corp.                 COM         266605104       389    155600                  X        1, 2                 X
Durect Corp.                 COM         266605104        88     87500                  X        1, 2, 3              X
Eclipsys                     COM         278856109      3777    324515                  X        1, 2                 X
Eclipsys                     COM         278856109       537     46100                  X        1, 2, 3              X
Electronics for Imaging      COM         286082102      2041     78439                  X        1, 2                 X
E-Trade Group                COM         269246104       318     25122                  X        1, 2, 3              X
Exult                        COM         302284104      3271    455554                  X        1, 2                 X
Exult                        COM         302284104      1096    152600                  X        1, 2, 3              X
Flextronics                  COM         Y2573F102      8918    602586                  X        1, 2                 X
Flextronics                  COM         Y2573F102      1412     95400                  X        1, 2, 3              X
Gentex                       COM         371901109      1722     38989                  X        1, 2                 X
Harris & Harris Group        COM         413833104       334     29000                  X        1, 2                 X
Hollis Eden                  COM         435902101      6060    550418                  X        1, 2                 X
ICOS Corp.                   COM         449295104       227      5500                  X        1, 2                 X
ICOS Corp.                   COM         449295104       272      6600                  X        1, 2, 3              X
IMS Health                   COM         449934108      1917     77104                  X        1, 2                 X
Intersil Corp.               COM         46069S109       370     14900                  X        1, 2, 3              X
Intuitive Surgical           COM         46120E107       299     17500                  X        1, 2                 X
Jabil Circuit                COM         466313103      4621    163296                  X        1, 2                 X
Jabil Circuit                COM         466313103       933     32962                  X        1, 2, 3              X
Jupitermedia                 COM         48207D101      3103    681900                  X        1, 2                 X
Jupitermedia                 COM         48207D101      1251    275000                  X        1, 2, 3              X
Learning Tree Intl Inc       COM         522015106      1193     68600                  X        1, 2                 X
Livepersons Inc.             COM         538146101       708    141600                  X        1, 2                 X
Livepersons Inc.             COM         538146101       225     45000                  X        1, 2, 3              X
Liberty Media                COM         530718105       647     54413                  X        1, 2, 3              X
Martek Biosciences           COM         572901106      4923     75627                  X        1, 2                 X
Martek Biosciences           COM         572901106       905     13900                  X        1, 2, 3              X
Maxim Pharmaceuticals        COM         57772M107       537     60300                  X        1, 2                 X
Medsource Technologies       COM         58505Y103       855    189900                  X        1, 2                 X
Network Associates           COM         649938106       465     30883                  X        1, 2, 3              X
Oracle Corp.                 COM         68389X105      1276     96452                  X        1, 2                 X
Pec Solutions                COM         705107100       468     27000                  X        1, 2, 3              X
Pec Solutions                COM         705107100       186     12600                  X        1, 2, 3              X
Pinnacle Systems             COM         723481107      2013    235956                  X        1, 2                 X
Pinnacle Systems             COM         723481107       325     38100                  X        1, 2, 3              X
Polycom                      COM         73172K104      4337    222159                  X        1, 2                 X
Polycom                      COM         73172K104       714     36600                  X        1, 2, 3              X
QRS                          COM         74726X105      1514    186401                  X        1, 2                 X
Synopsys                     COM         871607107      2272     67100                  X        1, 2                 X
Synopsys                     COM         871607107       524     15474                  X        1, 2, 3              X
Thoratec                     COM         885175307      7156    553471                  X        1, 2                 X
Thoratec                     COM         885175307       674     52130                  X        1, 2, 3              X
TRC Cos                      COM         872625108      7255    344480                  X        1, 2                 X
TRC Cos                      COM         872625108      1173     55697                  X        1, 2, 3              X
Varian Medical Systems       COM         92220P105       958     13860                  X        1, 2                 X
Verisign                     COM         92343E102       308     18900                  X        1, 2, 3              X
Websense                     COM         947684106      2623     89625                  X        1, 2                 X
Websense                     COM         947684106       726     24800                  X        1, 2, 3              X

TOTAL                                                125699